STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.9%
Australia - 6.5%
Aristocrat Leisure	27,782	[a]	485,635
BHP Group	19,678		537,693
Brambles	28,718		240,514
Macquarie Group	8,796	[a]	808,409
Northern Star Resources	27,395		173,214
South32	118,571		314,692
Woodside Petroleum	17,707		436,718
			2,996,875
Austria - 1.4%
OMV	11,473		622,292
Belgium - 1.2%
UCB	6,394		549,364
Denmark - 1.1%
Vestas Wind Systems	5,867		494,152
Finland - 1.2%
Nokia	97,359		553,864
France - 10.0%
Atos	6,982		675,889
BNP Paribas	12,787		612,849
Cie Generale des Etablissements Michelin	6,672		790,882
Edenred	7,453	[a]	339,440
LVMH Moet Hennessy Louis Vuitton	1,049		386,850
Sanofi	14,261		1,261,087
Vinci	5,436		529,140
			4,596,137
Germany - 7.8%
Allianz	3,251		723,084
Deutsche Boerse	4,460		571,838
Deutsche Post	12,844		417,851
Deutsche Telekom	91,058		1,511,373
Evonik Industries	13,029		354,740
			3,578,886
Hong Kong - 3.3%
AIA Group	77,800		774,422
Sun Hung Kai Properties	42,500		729,198
			1,503,620
Ireland - .8%
ICON	2,810	[a]	383,790

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Italy - 4.0%
Enel	107,311		686,855
Leonardo	41,371		482,389
UniCredit	53,228		682,902
			1,852,146
Japan - 22.3%
Asahi Kasei	34,800		360,722
Chubu Electric Power	57,300		894,772
Denso	13,500		527,539
Fujitsu	7,200		521,406
Hitachi	22,400		727,782
ITOCHU	16,900		306,686
Kirin Holdings	29,900		715,812
Mitsubishi Electric	50,900		656,786
Recruit Holdings	18,100		518,769
Seven & i Holdings	19,300		728,295
Shin-Etsu Chemical	4,400		370,109
Shionogi & Co.	10,900		675,853
Shiseido	6,100		441,471
Sony	19,600		824,953
Sumitomo Mitsui Financial Group	32,600		1,140,782
Suzuki Motor	12,800		567,690
Yamato Holdings	12,700		328,585
			10,308,012
Macau - 1.2%
Sands China	114,400		574,814
Netherlands - 6.7%
Heineken	6,309		666,490
Koninklijke Ahold Delhaize	20,235		538,779
Koninklijke DSM	3,135	[a]	342,209
NN Group	15,160		630,496
Royal Dutch Shell, Cl. B	28,691		906,908
			3,084,882
Portugal - 1.0%
Galp Energia	27,765	[a]	444,527
Singapore - 1.0%
United Overseas Bank	25,400		472,062
Spain - 4.0%
ACS Actividades de Construccion y Servicios	11,816		519,437
Amadeus IT Group	7,790		624,323
Banco Santander	155,094		721,757
			1,865,517

Sweden - 1.7%
Alfa Laval	15,962		366,650

Description	Shares		Value ($)
Common Stocks - 97.9% (continued)
Sweden - 1.7% (continued)
Swedish Match	8,382		426,856
			793,506
Switzerland - 8.4%
Ferguson	8,248		526,383
Julius Baer Group	12,834	[a]	519,385
Lonza Group	1,959	[a]	608,538
Novartis	16,856		1,622,284
OC Oerlikon	24,125		309,113
STMicroelectronics	20,610		305,020
			3,890,723
United Kingdom - 14.3%
Anglo American	19,634		527,163
BAE Systems	98,879		622,925
BT Group	113,823	[a]	331,041
Bunzl	10,145		334,720
Cineworld Group	84,474		322,895
Diageo	12,889		527,185
Fiat Chrysler Automobiles	42,455		634,811
GlaxoSmithKline	27,689		574,440
Legal & General Group	183,258		657,623
Melrose Industries	107,486		256,857
Prudential	22,347		447,910
Tesco	241,061	[a]	729,235
Unilever	11,241		644,715
			6,611,520
Total Common Stocks (cost $45,037,775)			45,176,689

Exchange-Traded Funds - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF (cost $463,916)	7,153	[a]	463,944

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - ..9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $405,996)	2.46	405,996	[b]	405,996
Total Investments (cost $45,907,687)		99.8%		46,046,629
Cash and Receivables (Net)		.2%		96,326
Net Assets		100.0%		46,142,955

ETF—Exchange-Traded Fund

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	383,790	44,792,899†	—	45,176,689
Exchange-Traded Fund	463,944	—	—	463,944
Investment Companies	405,996	—	—	405,996
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	276	—	276
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(588)	—	(588)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Dreyfus Variable Investment Fund, International Value Portfolio

March 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup
United States Dollar	201,325	Euro	179,205	4/1/19	250
United States Dollar	64,884	Japanese Yen	7,190,335	4/2/19	(13)
Goldman Sachs
British Pound	137,226	United States Dollar	179,256	4/1/19	(498)
Japanese Yen	24,358,912	United States Dollar	219,914	4/1/19	(77)
UBS Securities
Australian Dollar	32,322	United States Dollar	22,926	4/1/19	26
Gross Unrealized Appreciation					276
Gross Unrealized Depreciation					(588)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2019, accumulated net unrealized appreciation on investments was $138,942, consisting of $3,183,780 gross unrealized appreciation and $3,044,838 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.